Organization - Schedule of Cash Flows of VIEs (Detail)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Variable Interest Entity [Line Items]
Net cash provided by operating activities	¥ 922,065,011	$ 144,692,122	¥ 2,471,711,935	¥ 5,503,389,324
Net cash used in investing activities	(246,579,999)	(38,693,783)	(3,269,875,696)	(929,558,817)
Net cash used in financing activities	(84,191,985)	(13,211,560)	(1,591,271,602)	(3,372,335,137)
Variable Interest Entity [Member]
Variable Interest Entity [Line Items]
Net cash provided by operating activities	747,408,333	117,284,677	2,250,346,449	4,362,960,828
Net cash used in investing activities	645,957,049	101,364,757	(2,252,529,599)	(842,120,427)
Net cash used in financing activities	¥ (571,156,011)	$ (89,626,842)	¥ (1,429,389,722)	¥ (2,855,955,341)